LoCorr Market Trend Fund
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 34.9%	Par	Value
United States Treasury Note
4.13%, 02/15/2027	$11,105,000	$11,141,005
4.50%, 04/15/2027	4,355,000	4,403,313
3.88%, 11/30/2027	3,180,000	3,176,646
3.50%, 01/31/2028	15,065,000	14,897,284
3.63%, 03/31/2028	6,700,000	6,646,348
1.38%, 10/31/2028	15,210,000	13,920,121
3.75%, 12/31/2028	6,325,000	6,282,010
4.25%, 02/28/2029	20,735,000	20,957,739
4.63%, 04/30/2029	23,205,000	23,785,125
3.25%, 06/30/2029	15,360,000	14,935,800
4.00%, 02/28/2030	4,565,000	4,569,636
TOTAL U.S. TREASURY SECURITIES (Cost $123,609,075)		124,715,027

CORPORATE BONDS - 19.8%	Par	Value
Aerospace & Defense - 0.6%
Boeing Co., 3.25%, 02/01/2028	1,275,000	1,221,807
L3Harris Technologies, Inc., 5.40%, 01/15/2027	750,000	760,497
RTX Corp., 4.13%, 11/16/2028	330,000	325,279
		2,307,583

Agriculture - 0.2%
Philip Morris International, Inc., 4.63%, 11/01/2029	630,000	631,162

Apparel - 0.1%
Tapestry, Inc., 5.10%, 03/11/2030	300,000	299,562

Auto Manufacturers - 0.9%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	1,160,000	1,165,592
General Motors Financial Co., Inc., 5.35%, 01/07/2030	1,025,000	1,021,958
Toyota Motor Credit Corp.
5.60%, 09/11/2025	315,000	316,460
4.55%, 08/07/2026	235,000	235,694
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (a)	660,000	644,862
		3,384,566

Banks - 7.0%
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	1,965,000	1,956,188
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	2,160,000	2,187,202
Bank of America N.A., 5.53%, 08/18/2026	2,795,000	2,839,248
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	450,000	441,161
Citibank N.A., 4.93%, 08/06/2026	1,210,000	1,217,690
Credit Suisse AG, 5.00%, 07/09/2027	465,000	470,138
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	295,000	293,259
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028 (a)	715,000	736,207
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	2,090,000	2,098,268
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	415,000	438,033
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	685,000	709,352
JPMorgan Chase & Co., 5.14% to 01/24/2030 then SOFR + 0.90%, 01/24/2031	2,515,000	2,551,456
Morgan Stanley, 5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031	1,315,000	1,335,251
Morgan Stanley Bank N.A., 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	1,900,000	1,911,420
NatWest Markets PLC, 5.41%, 05/17/2029 (a)	735,000	751,926
State Street Corp., 4.54%, 02/28/2028	595,000	597,492
Toronto-Dominion Bank
3.77%, 06/06/2025	445,000	444,145
1.25%, 09/10/2026	1,085,000	1,037,383
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027 (a)	995,000	1,021,468
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	1,775,000	1,821,866
		24,859,153

Beverages - 0.2%
PepsiCo, Inc., 5.13%, 11/10/2026	680,000	689,183

Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	870,000	885,105

Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	325,000	321,618

Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	320,000	322,685

Computers - 0.2%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	740,000	731,292

Cosmetics & Personal Care - 0.6%
Haleon US Capital LLC, 3.38%, 03/24/2027	1,355,000	1,327,576
Unilever Capital Corp., 4.25%, 08/12/2027	760,000	760,985
		2,088,561

Diversified Financial Services - 0.7%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	1,450,000	1,482,396
Air Lease Corp., 5.85%, 12/15/2027	790,000	813,075
Private Export Funding Corp., 3.25%, 06/15/2025	200,000	199,484
		2,494,955

Electric - 1.4%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	380,000	383,378
Duke Energy Progress LLC, 4.35%, 03/06/2027	750,000	752,636
Florida Power & Light Co.
5.05%, 04/01/2028	850,000	865,725
4.40%, 05/15/2028	1,015,000	1,015,387
Georgia Power Co., 5.00%, 02/23/2027	935,000	946,438
NSTAR Electric Co., 3.20%, 05/15/2027	685,000	668,457
Southern California Edison Co., 1.20%, 02/01/2026	200,000	193,969
		4,825,990

Electronics - 0.3%
Honeywell International, Inc.
4.65%, 07/30/2027	845,000	850,431
4.88%, 09/01/2029	360,000	366,143
		1,216,574

Entertainment - 0.2%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	585,000	570,469

Food - 2.1%
General Mills, Inc., 4.88%, 01/30/2030	810,000	812,071
Mars, Inc.
4.60%, 03/01/2028 (a)	3,060,000	3,070,405
4.80%, 03/01/2030 (a)	3,050,000	3,063,885
Sysco Corp., 3.25%, 07/15/2027	595,000	578,913
		7,525,274

Healthcare-Services - 0.1%
HCA, Inc., 5.00%, 03/01/2028	430,000	433,268

Insurance - 0.3%
Equitable Financial Life Global, 1.40%, 07/07/2025 (a)	460,000	456,220
Metropolitan Life Global Funding I, 5.05%, 01/06/2028 (a)	245,000	248,999
Principal Life Global Funding II, 0.88%, 01/12/2026 (a)	505,000	491,124
		1,196,343

Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	355,000	361,890

Media - 0.1%
Charter Communications Operating LLC, 4.91%, 07/23/2025	246,000	245,679

Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029	320,000	326,961

Pharmaceuticals - 1.0%
AbbVie, Inc., 4.80%, 03/15/2029	350,000	353,980
Astrazeneca Finance LLC, 4.80%, 02/26/2027	305,000	308,122
CVS Health Corp.
2.88%, 06/01/2026	1,365,000	1,337,330
5.00%, 01/30/2029	245,000	246,068
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	1,385,000	1,386,818
		3,632,318

Pipelines - 0.8%
Enbridge, Inc., 6.00%, 11/15/2028	605,000	629,141
Energy Transfer LP, 6.05%, 12/01/2026	1,325,000	1,353,643
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (a)	365,000	364,995
Williams Cos., Inc., 4.90%, 03/15/2029	445,000	447,519
		2,795,298

REITS - 0.8%
American Homes 4 Rent LP, 4.90%, 02/15/2029	320,000	320,607
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	390,000	386,963
Essex Portfolio LP, 1.70%, 03/01/2028	325,000	298,879
Kite Realty Group LP, 4.00%, 10/01/2026	1,030,000	1,018,431
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (a)	760,000	774,868
		2,799,748

Retail - 0.5%
Home Depot, Inc., 4.88%, 06/25/2027	570,000	577,781
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	795,000	809,350
4.20%, 04/01/2030	335,000	326,462
		1,713,593

Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	410,000	413,354

Software - 0.1%
Oracle Corp., 4.80%, 08/03/2028	530,000	533,864

Telecommunications - 0.9%
AT&T, Inc., 2.30%, 06/01/2027	825,000	788,270
T-Mobile USA, Inc.
4.80%, 07/15/2028	545,000	548,733
4.85%, 01/15/2029	1,085,000	1,090,614
Verizon Communications, Inc., 2.10%, 03/22/2028	910,000	850,035
		3,277,652
TOTAL CORPORATE BONDS (Cost $70,246,573)		70,883,700

MORTGAGE-BACKED SECURITIES - 10.1%	Par	Value
Alen Mortgage Trust, Series 2021-ACEN, Class A, 5.58% (1 mo. Term SOFR + 1.26%), 04/15/2034 (a)	600,000	567,000
Banc of America-Remic Trust, Series 2022-DKLX, Class A, 5.47% (1 mo. Term SOFR + 1.15%), 01/15/2039 (a)	1,133,633	1,127,619
BANK-2022, Series 2022-BNK39, Class A1, 1.74%, 02/15/2055	270,958	263,213
BX Trust
Series 2022-VAMF, Class B, 5.60% (1 mo. Term SOFR + 1.28%), 01/15/2039 (a)	250,000	247,969
Series 2023-DELC, Class A, 7.01% (1 mo. Term SOFR + 2.69%), 05/15/2038 (a)	330,000	330,206
Series 2024-XL5, Class A, 5.71% (1 mo. Term SOFR + 1.39%), 03/15/2041 (a)	1,297,055	1,299,008
Computershare Corporate Trust, Series 2015-NXS1, Class A5, 3.15%, 05/15/2048	289,379	288,086
ELP Commercial Mortgage Trust
Series 2021-ELP, Class A, 5.14% (1 mo. Term SOFR + 0.82%), 11/15/2038 (a)	1,445,318	1,439,050
Series 2021-ELP, Class B, 5.55% (1 mo. Term SOFR + 1.23%), 11/15/2038 (a)	948,896	943,854
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 6.80% (30 day avg SOFR US + 2.46%), 01/25/2031	395,810	402,674
Series 2022-R03, Class 1M2, 7.84% (30 day avg SOFR US + 3.50%), 03/25/2042 (a)	2,000,000	2,073,376
Series 2022-R04, Class 1M2, 7.44% (30 day avg SOFR US + 3.10%), 03/25/2042 (a)	1,150,000	1,185,695
Series 2022-R05, Class 2M2, 7.34% (30 day avg SOFR US + 3.00%), 04/25/2042 (a)	35,000	35,891
Series 2022-R06, Class 1M2, 8.19% (30 day avg SOFR US + 3.85%), 05/25/2042 (a)	605,000	632,225
Series 2022-R07, Class 1M2, 8.99% (30 day avg SOFR US + 4.65%), 06/25/2042 (a)	1,050,000	1,116,937
Series 2022-R08, Class 1M2, 7.94% (30 day avg SOFR US + 3.60%), 07/25/2042 (a)	1,930,000	2,011,560
Series 2023-R01, Class 1M2, 8.09% (30 day avg SOFR US + 3.75%), 12/25/2042 (a)	865,000	910,006
Series 2023-R02, Class 1M2, 7.69% (30 day avg SOFR US + 3.35%), 01/25/2043 (a)	1,445,000	1,514,584
Series 2023-R04, Class 1M2, 7.89% (30 day avg SOFR US + 3.55%), 05/25/2043 (a)	600,000	632,133
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, 8.84% (30 day avg SOFR US + 4.50%), 06/25/2042 (a)	2,185,000	2,320,208
Series 2022-DNA6, Class M1B, 8.04% (30 day avg SOFR US + 3.70%), 09/25/2042 (a)	976,000	1,026,234
Series 2023-DNA1, Class M1B, 7.44% (30 day avg SOFR US + 3.10%), 03/25/2043 (a)	745,000	775,102
Series 2023-DNA2, Class M1B, 7.59% (30 day avg SOFR US + 3.25%), 04/25/2043 (a)	1,605,000	1,677,629
GS Mortgage Securities Corp. II, Series 2021-ARDN, Class A, 5.68% (1 mo. Term SOFR + 1.36%), 11/15/2036 (a)	1,500,000	1,490,124
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class AS, 4.11%, 09/15/2047	433,237	418,087
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.86% (1 mo. Term SOFR + 1.54%), 12/15/2039 (a)	2,130,000	2,124,680
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 5.72% (1 mo. Term SOFR + 1.40%), 03/15/2039 (a)	1,500,000	1,494,375
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class A, 3.80%, 11/15/2032 (a)(b)	771,826	729,376
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 5.96% (1 mo. Term SOFR + 1.64%), 03/15/2039 (a)	1,400,000	1,399,046
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 6.31% (1 mo. Term SOFR + 1.99%), 08/15/2029 (a)	1,875,000	1,874,417
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 5.31% (1 mo. Term SOFR + 0.99%), 07/15/2038 (a)	1,000,000	958,257
SMR Mortgage Trust, Series 2022-IND, Class A, 5.97% (1 mo. Term SOFR + 1.65%), 02/15/2039 (a)	1,144,596	1,132,668
SREIT Trust, Series 2021-MFP2, Class A, 5.26% (1 mo. Term SOFR + 0.94%), 11/15/2036 (a)	1,500,000	1,490,625
Verus Securitization Trust, Series 2020-1, Class A1, 3.42%, 01/25/2060 (a)(c)	39,689	38,863
TOTAL MORTGAGE-BACKED SECURITIES (Cost $36,148,712)		35,970,777

U.S. GOVERNMENT AGENCY ISSUES - 9.4%	Par	Value
Federal Farm Credit Banks Funding Corp., 4.38%, 03/08/2027	6,555,000	6,607,467
Federal Home Loan Banks
2.07%, 08/28/2025	2,145,000	2,125,386
0.60%, 02/12/2026	1,990,000	1,930,356
1.00%, 03/23/2026	1,950,000	1,890,275
4.63%, 09/11/2026	7,070,000	7,131,004
4.00%, 03/10/2027	1,500,000	1,501,786
4.75%, 04/09/2027	4,050,000	4,113,953
1.10%, 02/25/2028	2,365,000	2,181,057
Federal National Mortgage Association
1.88%, 09/24/2026	2,735,000	2,651,901
0.75%, 10/08/2027	3,825,000	3,535,968
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $33,329,361)		33,669,153

ASSET-BACKED SECURITIES - 9.3%	Par	Value
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029	1,870,000	1,904,245
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065 (a)(b)	10,266	9,881
Avis Budget Car Rental LLC, Series 2023-2A, Class A, 5.20%, 10/20/2027 (a)	200,000	201,404
CarMax Auto Owner Trust
Series 2021-4, Class A3, 0.56%, 09/15/2026	70,570	70,131
Series 2024-4, Class A3, 4.60%, 10/15/2029	2,450,000	2,456,403
Carvana Auto Receivables Trust
Series 2022-P3, Class A3, 4.61%, 11/10/2027	1,027,790	1,027,654
Series 2024-P4, Class A3, 4.64%, 01/10/2030	400,000	401,592
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	1,000,000	991,836
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (a)	628,875	599,837
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028	1,175,000	1,186,034
Series 2024-C, Class A3, 4.07%, 07/15/2029	2,450,000	2,438,299
Series 2024-D, Class A3, 4.61%, 08/15/2029	750,000	754,935
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class A3, 5.78%, 08/16/2028	1,380,000	1,398,459
Series 2024-2, Class A3, 5.10%, 03/16/2029	825,000	833,286
GM Financial Leasing Trust, Series 2024-2, Class A3, 5.39%, 07/20/2027	2,280,000	2,300,831
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033 (a)	144,108	141,401
Series 2023-1A, Class A, 5.72%, 01/25/2038 (a)	75,130	76,533
Series 2024-2A, Class A, 5.50%, 03/25/2038 (a)	366,966	371,232
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028	940,000	948,889
IPFS Corp.
Series 2022-D, Class A, 4.27%, 08/15/2027 (a)	1,200,000	1,197,956
Series 2024-B, Class A, 4.95%, 02/15/2029 (a)	500,000	503,354
Series 2024-D, Class A, 5.34%, 04/15/2029 (a)	1,240,000	1,262,779
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	305,981	305,120
Series 2024-1A, Class A, 5.32%, 02/20/2043 (a)	2,249,947	2,273,283
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051 (a)	776,000	752,292
Sierra Timeshare Conduit Receivables Funding LLC, Series 2023-2A, Class A, 5.80%, 04/20/2040 (a)	124,596	127,248
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051 (a)	1,007,063	953,304
T-Mobile US Trust, Series 2024-1A, Class A, 5.05%, 09/20/2029 (a)	610,000	614,190
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (a)	500,000	497,316
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3, 5.33%, 01/16/2029	2,850,000	2,890,955
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027 (a)	2,350,000	2,364,627
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	1,300,000	1,312,132
TOTAL ASSET-BACKED SECURITIES (Cost $33,004,766)		33,167,438

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%	Par	Value
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 6.01% (1 mo. Term SOFR + 1.69%), 03/15/2041 (a)	502,879	501,621
Fannie Mae Connecticut Avenue Securities
Series 2023-R05, Class 1M2, 7.44% (30 day avg SOFR US + 3.10%), 06/25/2043 (a)	550,000	572,476
Series 2023-R06, Class 1M2, 7.04% (30 day avg SOFR US + 2.70%), 07/25/2043 (a)	2,050,000	2,104,562
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA1, Class M1B, 7.84% (30 day avg SOFR US + 3.50%), 05/25/2043 (a)	890,000	944,267
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,148,329)		4,122,926

MUNICIPAL BONDS - 0.2%	Par	Value
State of Hawaii, 1.03%, 08/01/2025	720,000	712,272
TOTAL MUNICIPAL BONDS (Cost $720,000)		712,272

TOTAL INVESTMENTS - 84.9% (Cost $301,206,816)		303,241,293
Money Market Deposit Account - 6.1% (d)(e)		21,830,499
Other Assets in Excess of Liabilities - 9.0%(f)		32,179,455
TOTAL NET ASSETS - 100.0%		$357,251,247
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $62,598,359 or 17.5% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(d)	A portion of this security is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $417,999.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.20%.

(f)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $32,241,127.

LoCorr Market Trend Fund
Consolidated Schedule of Futures Contracts
March 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	967	06/15/2026	$256,229,225	$(161,694)
3-Month Secured Overnight Financing Rate	11	09/15/2026	2,655,263	(656)
Arabica Coffee	61	05/19/2025	8,686,781	(254,575)
Austrailian Government 10 Year Bonds	54	06/16/2025	3,801,360	2,695
Brent Crude Oil	18	04/30/2025	1,345,860	36,291
CAC40 10 Euro Index	265	04/17/2025	22,360,566	(1,035,775)
Canadian 10 Year Government Bonds	183	06/19/2025	15,787,811	19,209
Corn No. 2 Yellow	4	05/14/2025	91,450	(810)
Crude Oil	29	04/22/2025	2,072,920	69,035
Dollar Index	43	06/16/2025	4,466,969	27,127
Euro STOXX 50 Quanto Index	369	06/20/2025	20,704,155	(958,125)
FTSE 100 Index	279	06/20/2025	30,965,562	(447,637)
German Stock Index	32	06/20/2025	19,356,192	(1,094,603)
Gold	97	06/26/2025	30,557,910	913,619
Hang Seng Index	107	04/29/2025	15,924,628	(240,794)
London Metals - Aluminum(a)	94	06/16/2025	5,946,229	(242,481)
London Metals - Copper(a)	79	06/16/2025	19,171,918	224,303
London Metals - Zinc(a)	50	06/16/2025	3,567,525	(40,124)
Natural Gas	143	04/28/2025	5,890,170	(282,440)
NY Harbor ULSD	57	04/30/2025	5,456,884	217,268
Silver	79	05/28/2025	13,671,345	286,372
Sugar #11	7	04/30/2025	147,862	(3,716)
TOPIX Index	82	06/12/2025	14,553,237	(220,215)
U.S. Treasury 2 Year Notes	14	06/30/2025	2,900,406	(2,709)
				$(3,190,435)
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(15)	06/12/2025	$1,383,492	$(5,916)
Cotton No.2	(90)	05/07/2025	3,007,350	25,643
Crude Soybean Oil	(11)	05/14/2025	296,274	(16,995)
Euro-BOBL	(587)	06/06/2025	74,764,254	(90,375)
Euro-Bund	(462)	06/06/2025	64,358,582	446,244
Euro-Schatz	(730)	06/06/2025	84,425,071	(213,371)
Hard Red Winter Wheat	(179)	07/14/2025	5,101,500	384,843
ICE 3 Month SONIA Rate	(122)	09/15/2026	37,883,684	(33,557)
Japanese 10 Year Government Bonds	(88)	06/13/2025	81,200,080	(437,354)
London Metals - Aluminum(a)	(37)	06/16/2025	2,340,537	16,190
London Metals - Zinc(a)	(64)	06/16/2025	4,566,432	21,722
Long Gilt	(344)	06/26/2025	40,743,741	302,505
Low Sulphur Gas Oil	(4)	05/12/2025	272,800	(3,407)
Reformulated Gasoline Blendstock	(4)	04/30/2025	384,838	(20,814)
Russell 2000 Index	(125)	06/20/2025	12,669,375	334,822
Soybean Meal	(143)	05/14/2025	4,185,610	303,374
Soybeans	(297)	05/14/2025	15,069,037	718,783
U.S. Treasury 10 Year Notes	(154)	06/18/2025	17,127,688	(102,771)
U.S. Treasury 5 Year Note	(115)	06/30/2025	12,437,969	(67,621)
U.S. Treasury Long Bonds	(129)	06/18/2025	15,129,281	(33,553)
Wheat	(251)	05/14/2025	6,739,350	615,920
				$2,144,312
Net Unrealized Appreciation (Depreciation)				$(1,046,123)

(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

LoCorr Market Trend Fund
Consolidated Schedule of Forward Currency Contracts
March 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	04/01/2025	AUD	327,000	USD	206,020	$(1,693)
Bank of America	04/02/2025	AUD	3,362,000	USD	2,094,264	6,519
Bank of America	06/18/2025	AUD	8,656,000	USD	5,516,829	(104,550)
Bank of America	04/01/2025	CAD	2,157,000	USD	1,499,483	(505)
Bank of America	06/18/2025	CAD	10,825,000	USD	7,598,902	(46,695)
Bank of America	04/01/2025	CHF	1,197,000	USD	1,358,765	(5,603)
Bank of America	04/02/2025	CHF	1,786,000	USD	2,026,053	(6,809)
Bank of America	06/18/2025	CHF	8,401,000	USD	9,658,397	(72,330)
Bank of America	04/01/2025	EUR	1,098,000	USD	1,189,258	(1,926)
Bank of America	04/02/2025	EUR	1,369,000	USD	1,480,454	3
Bank of America	06/18/2025	EUR	9,259,000	USD	10,138,731	(81,949)
Bank of America	04/01/2025	GBP	996,000	USD	1,290,255	(3,671)
Bank of America	04/02/2025	GBP	26,000	USD	33,708	(122)
Bank of America	06/18/2025	GBP	13,617,000	USD	17,630,721	(42,273)
Bank of America	04/01/2025	JPY	261,949,000	USD	1,743,253	3,383
Bank of America	04/02/2025	JPY	80,120,000	USD	538,079	(3,792)
Bank of America	06/18/2025	JPY	229,672,000	USD	1,545,768	(802)
Bank of America	04/01/2025	MXN	18,179,000	USD	890,907	(2,708)
Bank of America	04/02/2025	MXN	15,389,000	USD	754,554	(2,772)
Bank of America	06/18/2025	MXN	163,368,000	USD	8,062,707	(163,956)
Bank of America	04/01/2025	NZD	115,000	USD	65,883	(590)
Bank of America	06/18/2025	NZD	3,795,000	USD	2,203,800	(44,931)
Bank of America	04/01/2025	USD	205,552	AUD	327,000	1,224
Bank of America	04/02/2025	USD	2,111,528	AUD	3,362,000	10,745
Bank of America	06/18/2025	USD	37,881,895	AUD	60,282,000	189,775
Bank of America	04/01/2025	USD	1,502,711	CAD	2,157,000	3,733
Bank of America	06/18/2025	USD	69,700,548	CAD	99,780,000	87,681
Bank of America	04/01/2025	USD	1,357,501	CHF	1,197,000	4,340
Bank of America	04/02/2025	USD	2,029,469	CHF	1,786,000	10,226
Bank of America	06/18/2025	USD	46,978,763	CHF	41,074,000	110,757
Bank of America	04/01/2025	USD	1,184,320	EUR	1,098,000	(3,012)
Bank of America	04/02/2025	USD	1,482,200	EUR	1,369,000	1,743
Bank of America	06/18/2025	USD	27,975,573	EUR	25,719,000	40,548
Bank of America	04/01/2025	USD	1,289,627	GBP	996,000	3,043
Bank of America	04/02/2025	USD	33,634	GBP	26,000	49
Bank of America	06/18/2025	USD	992,629	GBP	768,000	639
Bank of America	04/01/2025	USD	1,739,312	JPY	261,949,000	(7,324)
Bank of America	04/02/2025	USD	535,628	JPY	80,120,000	1,341
Bank of America	06/18/2025	USD	16,072,537	JPY	2,373,814,000	104,284
Bank of America	04/01/2025	USD	894,612	MXN	18,179,000	6,413
Bank of America	04/02/2025	USD	754,898	MXN	15,389,000	3,116
Bank of America	06/18/2025	USD	7,170,713	MXN	146,669,000	79,349
Bank of America	04/01/2025	USD	65,703	NZD	115,000	410
Bank of America	06/18/2025	USD	27,680,971	NZD	48,527,000	75,327
Net Unrealized Appreciation (Depreciation)						$146,635

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NZD - New Zealand Dollar
USD - United States Dollar

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

LoCorr Market Trend Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$124,715,027	$–	$124,715,027
Corporate Bonds	–	70,883,700	–	70,883,700
Mortgage-Backed Securities	–	35,970,777	–	35,970,777
U.S. Government Agency Issues	–	33,669,153	–	33,669,153
Asset-Backed Securities	–	33,167,438	–	33,167,438
Collateralized Mortgage Obligations	–	4,122,926	–	4,122,926
Municipal Bonds	–	712,272	–	712,272
Total Investments	$–	$303,241,293	$–	$303,241,293

Other Financial Instruments:
Futures Contracts*	4,965,965	–	–	4,965,965
Forwards*	–	744,647	–	744,647
Total Other Financial Instruments	$4,965,965	$744,647	$–	$5,710,612

Liabilities:
Other Financial Instruments:
Futures Contracts*	(6,012,088)	–	–	(6,012,088)
Forwards*	–	(598,012)	–	(598,012)
Total Other Financial Instruments	$(6,012,088)	$(598,012)	$–	$(6,610,100)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.